Condensed Consolidated Statements of Operations (Unaudited) (USD $) In Thousands, except Per Share data, unless otherwise specified	3 Months Ended		12 Months Ended
	Mar. 31, 2012	Mar. 31, 2011	Dec. 31, 2011	Dec. 31, 2010	Dec. 31, 2009
Revenues:
Commissions	$ 272,488	$ 244,714	$ 996,263	$ 851,089	$ 693,818
Principal transactions	99,745	98,109	375,001	377,581	379,767
Fees from related parties	12,547	15,435	62,227	65,996	58,877
Market data	4,964	4,576	17,772	18,314	17,953
Software solutions	2,449	2,133	9,190	7,804	7,419
Interest income	2,195	1,406	5,441	3,308	7,252
Other revenues	3,029	311	5,396	13,960	5,923
Losses on equity investments	(2,456)	(1,661)	(6,605)	(6,940)	(8,687)
Total revenues	394,961	365,023	1,464,685	1,331,112	1,162,322
Expenses:
Compensation and employee benefits	246,869	208,969	897,875	838,717	725,139
Allocations of net income to limited partnership units and founding/working partner units	5,980	9,200	18,437	23,307	16,731
Total compensation and employee benefits	252,849	218,169	916,312	862,024	741,870
Occupancy and equipment	36,229	29,286	129,087	113,520	108,014
Fees to related parties	3,519	2,601	11,635	13,450	13,882
Professional and consulting fees	19,319	13,341	67,746	45,238	34,350
Communications	21,958	21,330	86,392	78,249	66,028
Selling and promotion	19,446	20,186	79,087	68,066	57,437
Commissions and floor brokerage	5,680	6,095	25,877	20,055	16,536
Interest expense	7,558	4,395	24,606	14,080	9,920
Other expenses	9,491	25,081	69,584	59,515	49,797
Total expenses	376,049	340,484	1,410,326	1,274,197	1,097,834
Income from operations before income taxes	18,912	24,539	54,359	56,915	64,488
Provision for income taxes	7,202	7,401	15,999	11,543	23,675
Consolidated net income	11,710	17,138	38,360	45,372	40,813
Less: Net income attributable to noncontrolling interest in subsidiaries	3,521	8,472	18,223	24,210	20,788
Net income available to common stockholders	8,189	8,666	20,137	21,162	20,025
Basic earnings per share
Net income available to common stockholders	8,189	8,666	20,137	21,162	20,025
Basic earnings per share	$ 0.06	$ 0.09	$ 0.17	$ 0.24	$ 0.25
Basic weighted-average shares of common stock outstanding	136,124	97,326	116,132	88,294	80,350
Fully diluted earnings per share
Net income for fully diluted shares	$ 15,790	$ 20,834	$ 20,137	$ 53,756	$ 50,711
Fully diluted earnings per share	$ 0.06	$ 0.09	$ 0.17	$ 0.24	$ 0.24
Fully diluted weighted-average shares of common stock outstanding	264,170	237,065	116,514	228,568	211,036
Dividends declared per share of common stock	$ 0.17	$ 0.14	$ 0.65	$ 0.48	$ 0.30
Dividends declared and paid per share of common stock	$ 0.17	$ 0.14	$ 0.65	$ 0.48	$ 0.30